FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss - Financial assets at fair value through profit or loss, category [member] - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers		£ 30,568
Loans and advances to banks		1,614
Government securities		9,836
Asset-backed securities:
Mortgage-backed securities		189
Other asset-backed securities		95
Corporate and other debt securities		528
Debt securities		10,648
Total		42,830
The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	£ 899
Asset-backed securities:
Corporate and other debt securities	518
Debt securities	518
Equity shares	6
Total	1,423
Trading Assets, Excluding Debt and Equity Securities [Member] | The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	16,891
Loans and advances to banks	236
Government securities	2,293	928
Bank and building society certificates of deposit		222
Asset-backed securities:
Other asset-backed securities	20
Corporate and other debt securities	22	1,560
Debt securities	2,335	2,710
Equity shares		50
Treasury bills and other bills		18
Total	19,462	2,778
Trading Assets, Excluding Debt and Equity Securities [Member] | The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	16,891	30,568
Loans and advances to banks	236	1,614
Government securities	2,293	9,834
Asset-backed securities:
Mortgage-backed securities		189
Other asset-backed securities		95
Corporate and other debt securities		539
Debt securities	2,293	10,657
Total	19,420	42,839
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Loans and advances to customers	3,120
Asset-backed securities:
Corporate and other debt securities	518
Debt securities	518
Equity shares	156
Total	£ 3,794
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss [Line Items]
Government securities		928
Asset-backed securities:
Corporate and other debt securities		210
Debt securities		1,138
Total		£ 1,138